As filed with the Securities and Exchange Commission on March 22, 2011

Securities Act Registration No. 333-7305

Investment Company Act Registration No. 811-7685

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[Ö]

Pre-Effective Amendment No. _____	[ ]

Post-Effective Amendment No. 69	[Ö]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[Ö]

Amendment No. 70

FRONTEGRA FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

400 Skokie Boulevard, Suite 500
Northbrook, Illinois	60062
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:  (847) 509-9860

William D. Forsyth III

400 Skokie Blvd., Suite 500

Northbrook, Illinois  60062

 (Name and Address of Agent for Service)

Copies to:

Ellen R. Drought

Godfrey & Kahn, S.C.

780 North Water Street

Milwaukee, Wisconsin  53202

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on ______________, 2011 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

Explanatory Note:  This Post-Effective Amendment to the Registration Statement (the “Amendment”) of Frontegra Funds, Inc. (the “Registrant”) amends the Prospectus of the Frontegra Timpani Small Cap Growth Fund filed with Post-Effective Amendment No. 67 on October 28, 2010.  This Amendment does not relate to, amend, supersede or otherwise affect the separate Prospectuses for the other series and classes of the Registrant.  This Amendment incorporates by reference the information contained in Part B of Post-Effective Amendment No. 67, as modified by the Supplement to the Statement of Additional Information dated March 23, 2011 as filed herewith.  This Amendment also submits an updated Part C and exhibits.

FRONTEGRA FUNDS

PROSPECTUS

Frontegra Timpani Small Cap Growth Fund

Institutional Class Shares (FTSGX)
Class Y Shares (FTSYX)

Timpani Capital Management LLC

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

March 23, 2011

TABLE OF CONTENTS

Summary Section	1
Principal Investment Strategy and Related Risks	4
Fund Management	5
Your Account	6
Distribution Arrangements	10
Exchange Privilege	11
Valuation of Fund Shares	11
Distributions and Federal Income Tax Treatment	12

You should rely only on the information contained in this Prospectus and in the Statement of Additional Information (“SAI”), which is available upon request.  Frontegra Funds, Inc. (the “Company”) has not authorized others to provide additional information.  The Company does not authorize use of this Prospectus in any state or jurisdiction where the offering cannot legally be made.

SUMMARY SECTION

Investment Objective.  The investment objective of the Frontegra Timpani Small Cap Growth Fund (the “Fund”) is capital appreciation.

Fees and Expenses of the Fund.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Institutional Class	Class Y
Shareholder Fees
(fees paid directly from your investment)	NONE	NONE
Redemption Fee (as a percentage of amount redeemed, if applicable)	NONE	NONE
Exchange Fee	NONE	NONE
Maximum Account Fees(1)	$40	$40
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	NONE	0.25%
Other Expenses(2)	0.37%	0.52%
Total Annual Fund Operating Expenses	1.37%	1.77%
Fee Waiver(3)	(0.27)%	(0.27)%
Total Annual Fund Operating Expenses After Fee Waiver	1.10%	1.50%

____________

(1)

A service fee of $25 will be imposed for checks that do not clear.  A service fee of $15 will be imposed for shares redeemed by wire.

(2)

“Other Expenses” are estimates for the fiscal year ended June 30, 2011 and, with respect to Class Y shares, include a shareholder servicing fee of 0.15%.

(3)

Pursuant to an expense cap agreement between Timpani Capital Management LLC (“Timpani”) and the Fund, Timpani has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (“AFFE”) and extraordinary expenses) do not exceed 1.10% and 1.50% of the Fund’s average daily net assets for the Institutional Class and Class Y shares, respectively.  The expense cap agreement will continue in effect until October 31, 2012 with successive renewal terms of one year unless terminated by Timpani or the Company prior to any such renewal.  “Other Expenses” are presented before any waivers or expense reimbursements.

Example.  The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Class	$112	$379
Class Y	$153	$503

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategy.   The Fund normally invests at least 80% of its assets in equity securities of small capitalization companies that the Fund’s investment adviser, Timpani Capital Management LLC (“Timpani”), believes have sound growth potential.  The Fund may invest up to 25% of its total assets in American Depositary Receipts (“ADRs”) and other foreign securities.  Timpani uses fundamental research, focusing on companies with superior management and whose business models have a high potential for profitability.  Timpani may actively trade portfolio securities.

Principal Investment Risks.

Market Risks.  The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline.  If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Stock Selection Risks.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Equity Securities Risks.  Common stocks and other equity securities held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.

Foreign Securities Risks.  The Fund’s foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

American Depositary Receipts Risks.  The risks of ADRs include many of the risks associated with investing directly in foreign securities, such as currency-rate fluctuations and political and economic instability.

Portfolio Turnover Risks.  The Fund may engage in frequent trading as part of its investment strategy and thus may experience a high portfolio turnover rate.  When the Fund experiences a high portfolio turnover rate, you may realize significant taxable capital gains as a result of frequent trading of the Fund’s assets and the Fund will incur transaction costs in connection with buying and selling securities, which may lower the Fund’s return.

Liquidity Risks.  Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that Timpani would like to sell.  Timpani may have to lower the price, sell other securities instead or forego an investment opportunity.

Growth Investing Risks.  Growth companies are generally more susceptible than established companies to market events and sharp declines in value.  Additionally, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

Small Capitalization Risks.  Securities of companies with small market capitalizations are often more volatile, less liquid and more susceptible to market pressures than securities of larger companies.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.

Performance.  Performance information for the Fund is not included because, as of the date of this prospectus, the Fund had not commenced operations.

Management.

Investment Adviser.  Timpani is the investment adviser to the Fund.

Portfolio Manager.

Name	Portfolio Manager of the Fund Since	Title
Brandon M. Nelson	2011	Portfolio Manager

Purchase and Sale of Fund Shares.  You may purchase or redeem shares of the Fund on any business day by written request to Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or through a financial intermediary.  The minimum initial and subsequent investments are shown below, although Timpani may reduce or waive them in its sole discretion.

	Minimum Initial Investments	Minimum Subsequent Investments
Institutional Class	$100,000	$1,000
Class Y	$1,000	$50

Tax Information.  The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  You may be taxed later upon withdrawal of your investment from these tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL INVESTMENT STRATEGY AND RELATED RISKS

Investment Objective.  The investment objective of the Fund is capital appreciation.

Principal Investment Strategy.  The Fund normally invests at least 80% of its assets in equity securities of small capitalization companies that Timpani believes have sound growth potential.  Timpani uses fundamental research, focusing on companies with superior management and whose business models have a high potential for profitability.  Timpani forms an investment decision based on this research and an assessment of the market’s perception of these companies.  Timpani may invest in any sector, may emphasize one or more particular sectors and may sell a company’s stock when it believes a company’s prospects for growth have diminished.  Timpani may also sell or reduce a portfolio position when it sees market sentiment turn negative on a stock held in the portfolio.  Timpani may actively trade portfolio securities.

Timpani defines a small capitalization company as any company with a market capitalization less than or equal to the total market capitalization of the largest company included in the Russell 2000® Growth Index.  As of February 28, 2011, the weighted average market capitalization of the Russell 2000® Growth Index was $1.53 billion.  The Fund may invest up to 25% of its total assets in equity securities issued by foreign companies such as ADRs.

Equity securities in which the Fund may invest include common stocks, preferred stocks, warrants to purchase common stocks or preferred stocks and securities convertible into common or preferred stocks, such as convertible bonds and debentures rated Baa or higher by Moody’s Investors Service or BBB or higher by Standard & Poor’s or Fitch Ratings.

Temporary Strategy.  The Fund may invest up to 100% of its total assets in cash and short-term fixed income securities as a temporary defensive position during adverse market, economic or political conditions, or in other limited circumstances, such as in the case of unusually large cash inflows or redemptions.  When so invested, the Fund may not achieve its investment objective.

Principal Risk Factors.

Market Risks.  The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline.  If the value of the Fund’s investments goes down, you may lose money.  The share price of the Fund is expected to fluctuate.  Your shares at redemption may be worth more or less than your initial investment.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Stock Selection Risks.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Equity Securities Risks.  Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions.  A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.

Foreign Securities Risks.  The Fund invests in securities of companies in foreign countries.  Foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and less strict regulation of the securities markets compared to U.S. markets.

American Depository Receipts Risks.  The Fund invests in U.S. dollar denominated American Depositary Receipts of foreign companies.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities.  The risks of ADRs include many of the risks associated with investing directly in foreign securities such as individual country risk (e.g. political and economic) and currency risk.

Portfolio Turnover Risks.  The Fund may engage in frequent trading as part of its investment strategy and thus the Fund may experience a high portfolio turnover rate.  The portfolio turnover rate indicates changes in the Fund’s securities holdings.  If the Fund experiences a high portfolio turnover rate, you may realize significant taxable capital gains as a result of frequent trading of the Fund’s assets and the Fund will incur transaction costs in connection with buying and selling securities.  Tax and transaction costs lower the Fund’s effective return for investors.

Liquidity Risks.  Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that Timpani would like to sell.  Timpani may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Growth Investing Risks.  The Fund invests primarily in growth-style stocks.  Growth companies are generally more susceptible than established companies to market events and sharp declines in value.  Investors often expect growth companies to increase their earnings at a certain rate.  Failures by such companies to meet these expectations may result in sharp declines in the prices of these stocks, even if earnings do increase.  In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

Small Capitalization Risks.  The Fund will invest primarily in securities of companies with small market capitalizations, which are often more volatile and less liquid than investments in larger companies.  The frequency and volume of trading in securities of small capitalization companies may be substantially less than is typical of larger companies.  Therefore, the securities of small capitalization companies may be subject to greater and more abrupt price fluctuations than larger companies.  In addition, small capitalization companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures.  Generally, the smaller the company size, the greater these risks.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio.  Timpani and its portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.  If Timpani is not able to select better-performing securities, the Fund may lose money.

Who Should Invest.  The Fund is suitable for long-term investors only and is not designed as a short-term investment vehicle.  The Fund may be an appropriate investment for you if you:

•

Seek capital appreciation; and

•

Want to include a small cap growth fund in your portfolio.

Portfolio Holdings Disclosure Policy.  A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

FUND MANAGEMENT

Board of Directors.  Under the laws of the State of Maryland, the Board of Directors is responsible for managing the Company’s business and affairs.  The Board of Directors also oversees duties required by applicable state and federal law.  The Company has entered into an investment advisory agreement with Timpani pursuant to which Timpani supervises the management of the Fund’s investments and business affairs, subject to the supervision of the Company’s Board of Directors, serves as the Fund’s portfolio manager and manages the Fund’s portfolio assets.

Adviser.  Timpani is the Fund’s investment adviser and manages the Fund’s portfolio.  Timpani began operations in 2008 and is located at Two Park Plaza, 10850 West Park Place, Suite 1020, Milwaukee, Wisconsin 53224.  Timpani is an affiliate of Frontegra Asset Management, Inc. (“Frontegra”), the investment adviser to the other series of the Company, and Frontegra Strategies, LLC, the Fund’s distributor.

A discussion regarding the Board of Directors’ basis for approving the Fund’s investment advisory agreement will be included in the Fund’s annual report to shareholders for the fiscal year ended June 30, 2011.

Advisory Fees.  Under the investment advisory agreement, the Fund compensates Timpani at the annual rate of 1.00% of the Fund’s average daily net assets.  Pursuant to an expense cap agreement between Timpani and the Fund, Timpani has agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 1.50% of the Fund’s average daily net assets for Class Y shares and 1.10% of the Fund’s average daily net assets for Institutional Class shares.  The expense cap agreement for the Fund will continue in effect until October 31, 2012 with successive renewal terms of one year unless terminated by Timpani or the Company prior to any such renewal.  The expense cap agreement has the effect of lowering the overall expense ratio for the Fund and increasing the Fund’s overall return to investors during the time any such amounts are waived and/or reimbursed.

Portfolio Manager.  The Fund’s portfolio is managed by Brandon M. Nelson.  Mr. Nelson is the Chief Investment Officer and a director of Timpani and the sole portfolio manager of the Fund.  Mr. Nelson has served as the Fund’s portfolio manager since the Fund’s inception.  Prior to joining Timpani in April 2008, Mr. Nelson was a senior portfolio manager and managing director at Wells Capital Management since 2005.  Prior to that, he was with Strong Capital Management, Inc. as a research analyst from 1996 to 2000 and as a portfolio manager from 2000 to 2005.  Mr. Nelson earned a B.S. in Business Administration and a M.S. in Finance from the University of Wisconsin, Madison.  Mr. Nelson has earned the right to use the Chartered Financial Analyst designation.

The Fund’s SAI provides additional information about the Fund’s portfolio manager, including other accounts managed, ownership of Fund shares and compensation.

Custodian, Transfer Agent and Administrator.  U.S. Bank, N.A. acts as custodian of the Fund’s assets.  U.S. Bancorp Fund Services, LLC serves as transfer agent for the Fund (the “Transfer Agent”) and as the Fund’s administrator.  U.S. Bank, N.A. and U.S. Bancorp Fund Services, LLC are affiliated entities.

Distributor.  Frontegra Strategies, LLC (the “Distributor”), 400 Skokie Boulevard, Suite 500, Northbrook, Illinois 60062 acts as the principal distributor of the Fund’s shares.

YOUR ACCOUNT

How to Purchase Shares.  Shares of the Fund are sold on a continuous basis at net asset value (“NAV”).  The Fund’s NAV is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern Time) on each day the NYSE is open.  The NAV for a class of shares is determined by adding the value of the Fund’s investments, cash and other assets attributable to that class, subtracting the liabilities attributable to that class and then dividing the result by the total number of shares outstanding.  Due to the fact that different expenses are charged to the Institutional Class and Class Y shares of the Fund, the NAV of the two classes may vary.  Your purchase price will be the Fund’s NAV next determined after the Fund receives your request in proper form.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Deposit in the mail or with a delivery service does not constitute receipt by the Transfer Agent.  A confirmation indicating the details of the transaction will be sent to you promptly. Shares are credited to your account, but certificates are not issued.  However, you will have full shareholder rights.

Investments may be made by mail or wire.  The investment minimums noted above are waived for investments by qualified employee benefit plans.  Investment minimums may also be waived or reduced at the Fund’s discretion for certain registered investment advisers, broker-dealers, fee-based programs at broker-dealers and individuals accessing accounts through registered investment advisers.  The Fund reserves the right to change or waive these minimums at any time.  You will be given at least 30 days’ notice of any increase in the minimum dollar amount of purchases.

You may purchase shares of the Fund by completing an application and mailing it along with a check payable to “Frontegra Funds, Inc.” to:  Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  Purchases must be made in U.S. dollars and all checks must be drawn on a U.S. bank.  If your check does not clear, you will be charged a $25 service fee.  You will also be responsible for any losses suffered by the Fund as a result.  In the event a shareholder is unable to make the Fund whole in such a case, Timpani will generally be responsible for any losses, with the right to seek indemnification or contribution from other parties.  All applications to purchase shares of the Fund are subject to acceptance by the Company and are not binding until so accepted.  The Company reserves the right to reject an application in whole or in part.

Alternatively, you may place an order to purchase shares of the Fund through financial intermediaries, such as fund supermarkets, or through broker-dealers who are authorized by the Distributor to sell shares of the Fund (collectively, “Financial Intermediaries”), who may charge a transaction fee for placing orders to purchase Fund shares or have policies or procedures that differ from those set forth in this Prospectus.  It is the responsibility of the Financial Intermediary to place the order with the Fund on a timely basis.  The purchase price that you will receive will be the Fund’s NAV next determined after the Fund receives the request in proper form from the Financial Intermediary.  Please consult your Financial Intermediary regarding fee information and procedures for purchasing and selling shares of the Fund.

Important Information about Procedures for Opening a New Account.  The Company, on behalf of the Fund, is required to comply with various anti-money laundering laws and regulations.  To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account.  Consequently, the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the application, you must supply your full name, date of birth, social security number and permanent street address.  We may also ask for other identifying documents or information.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-888-825-2100 if you need additional assistance when completing your application.

If we do not have a reasonable belief of your identity, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund also reserves the right to close the account within five business days if clarifying information and/or documentation is not received.  If at any time the Fund detects suspicious behavior or if certain account information matches government lists of suspicious persons, the Fund may determine not to open an account, may close an existing account, may file a suspicious activity report or may take other action.  Any delay in processing your order will affect the purchase price you receive for your shares.  The Company and the Transfer Agent are not liable for fluctuations in NAV experienced as a result of such delays in processing.

In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale.  Shares of the Fund have not been registered for sale outside of the United States except to investors with United States military APO or FPO addresses.  The Fund may not be sold to investors residing outside the United States and its territories, except upon evidence of compliance with the laws of the applicable foreign jurisdictions.

If you purchase shares of the Fund by check and request the redemption of such shares, payment of the redemption proceeds may be delayed for up to 12 days in order to ensure that the check for the investment has cleared.  This is a security precaution only and does not affect your investment.

Multiple Classes.  The Fund currently offers two different classes of shares, Institutional Class shares and Class Y shares.  The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses, which may affect their performance.  The classes also differ with respect to their investment minimums.  In addition, Class Y shares impose a Rule 12b-1 fee and shareholder servicing fee that are assessed against the assets of the Fund attributable to that class.

Initial Investment By Wire.  In addition, you may purchase shares of the Fund by wire.  Instruct your bank to use the following instructions when wiring funds:

Wire to:	U.S. Bank, N.A. 777 E. Wisconsin Ave. Milwaukee, WI 53202 ABA Number 075000022

Credit to:	U.S. Bancorp Fund Services, LLC Account Number 112-952-137

Further credit to:	Frontegra Funds, Inc. Frontegra Timpani Small Cap Growth Fund (Class of Shares) (investor account number) (name or account registration)

If you are making an initial investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile.  Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and to confirm the wiring instructions.

The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.  Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.

Subsequent Investments.  You may make additions to your account by mail or by wire.  When making an additional purchase by mail, enclose a check payable to “Frontegra Funds, Inc.” along with the additional investment form provided on the lower portion of your account statement.

Subsequent Investments By Wire.  To make an additional purchase by wire, please contact the Transfer Agent to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.  To make an additional investment by wire, please follow the wire instructions used to open an account.

How to Redeem Shares.  You may request redemption of part or all of your Fund shares at any time.  The price you receive will be the NAV next determined after the Fund receives your request in proper form.  Once your redemption request is received in proper form, the Fund normally will mail or wire your redemption proceeds the next business day and, in any event, no later than seven calendar days after receipt of a redemption request.  However, where securities have been sold to generate cash for payment of a redemption, your redemption proceeds will not be paid until the first business day after the sales proceeds are received by the Fund.  Also, the Fund may hold payment of your redemption proceeds until the Transfer Agent is reasonably satisfied that the purchase check has cleared, which may be up to 12 days.  In addition to the redemption procedures described below, redemptions may also be made through Financial Intermediaries who may charge a commission or other transaction fee.

Written Redemption.  To redeem shares in the Fund please furnish a written, unconditional request to: Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For written redemption requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  Your request must (i) be signed exactly as the shares are registered, including the signature of each owner and (ii) specify the number of Fund shares or dollar amount to be redeemed.  The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact.  Redemption proceeds may be wired to a commercial bank authorized on your account.  Please note that if you redeem shares by wire, you will be charged a $15 service fee.  If you have redeemed all of your shares, the wire fee would be deducted from the redemption proceeds.  If you have only redeemed a portion of your account, the fee will be deducted from the remaining balance in your account.  If the dollar amount requested to be redeemed is greater than the current value of your account, your entire account balance may be redeemed.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Purchases In Kind.  Shares of the Fund may be purchased “in kind,” subject to the approval of Timpani and its determination that the securities are acceptable investments for the Fund and that they have a value that is readily ascertainable in accordance with the Fund’s valuation policies.  In an in kind purchase, investors transfer securities to the Fund in exchange for Fund shares.  Securities accepted by the Fund in an in kind purchase will be valued at market value.  In general, an investor transferring securities for shares will recognize a gain or loss, for federal income tax purposes, on an in kind purchase of the Fund, calculated as if the investor had sold the securities for their fair market value and used the proceeds to purchase shares of the Fund.

Redemptions In Kind.  The Fund reserves the right to make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets.  In such cases, you may incur brokerage costs in converting these securities to cash.

Signature Guarantees.  Signature guarantees are required in the following circumstances:

•

for redemption proceeds sent to any person, address or bank account not on record;

•

for requests to wire redemption proceeds (if not previously authorized on the account);

•

for redemption requests submitted within 30 days of an address change;

•

when changing account ownership; and

•

in other situations deemed necessary by the Transfer Agent or the Fund to protect against the possibility of fraud.

A signature guarantee may be obtained from any bank, savings and loan association, credit union, brokerage firm or other eligible guarantor institution, but not a notary public.  Non-financial transactions, including establishing or modifying certain services on an account, may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source, such as notarization from commercial banks or brokerage firms.

Account Termination.  Your account may be terminated by the Fund on not less than 30 days’ notice if the value of the shares in an account falls below $10,000 for Institutional Class shares and below $100 for Class Y shares as a result of redemptions.  Upon any such termination, a check for the redemption proceeds will be sent to the address of record within seven calendar days of the redemption.

Market Timing Policy.  The Fund or Timpani may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund or its other shareholders.  Such short-term or excessive trading into and out of the Fund may harm all shareholders by disrupting investment strategies, increasing brokerage, administrative and other expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.

The Board of Directors has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of frequent trading (the “Market Timing Policy”).  Pursuant to the Market Timing Policy, the Fund may decline to accept an application or may reject a purchase request, including an exchange, from a market timer or an investor who, in Timpani’s sole discretion, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund.  In addition, the Fund reserves the right to reject any purchase, including an exchange, that could adversely affect the Fund or its operations.  The Fund, Timpani and their affiliates are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares.

The Fund monitors and enforces the Market Timing Policy through:

•

the termination of a shareholder’s purchase and/or exchange privileges;

•

selective monitoring of trade activity; and

•

regular reports to the Board of Directors by the Fund’s Chief Compliance Officer regarding any unusual trading activity.

The Distributor has entered into shareholder information agreements with Financial Intermediaries, which enable the Distributor to request information to assist in monitoring for excessive short-term trading activity of individual shareholders within omnibus accounts.  Omnibus accounts are accounts maintained by Financial Intermediaries on behalf of multiple beneficial shareholders.  In some cases, the Fund may rely on the market timing policies of Financial Intermediaries, even if those policies are different from the Fund’s policy, when the Fund believes that the policies are reasonably designed to prevent excessive trading practices that are detrimental to the Fund.  If inappropriate trading is detected in an omnibus account, the Fund may request that the Financial Intermediary take action to prevent the underlying shareholder from engaging in such trading and to enforce the Fund’s or the Financial Intermediary’s market timing policy.  There may be legal and technological limitations on the ability of Financial Intermediaries to restrict the trading practices of their clients, and they may impose restrictions or limitations that are different from the Fund’s policies. As a result, the Fund’s ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.

DISTRIBUTION ARRANGEMENTS

Shares of the Fund may be offered through Financial Intermediaries.  If you purchase Fund shares through a Financial Intermediary, you may be subject to different fees or policies than those set forth in this Prospectus.

Rule 12b-1 Fees (Class Y Shares Only).  The Board of Directors has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for the Fund’s Class Y shares (the “12b-1 Plan”).  Pursuant to the 12b-1 Plan, the Fund pays an annual fee of up to 0.25% to the Distributor for payments to Financial Intermediaries who perform activities or incur expenses intended to result in the sale of Class Y shares of the Fund.  Because these fees are paid out of the Class Y shares’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Shareholder Servicing Fee (Class Y Shares Only).  Class Y shares of the Fund pay an annual shareholder servicing fee of up to 0.15% per year to the Distributor for payments to Financial Intermediaries who provide on-going account services to shareholders.  This fee is paid to Financial Intermediaries for shareholder servicing activities such as record-keeping and administrative services for Class Y shareholders other than distribution services.

Payments to Financial Intermediaries.  From time to time, the Distributor, Timpani or an affiliate may enter into arrangements with brokers or other Financial Intermediaries pursuant to which such parties agree to perform sub-transfer agent, record-keeping, administrative or other services on behalf of their clients who are shareholders of the Fund.  Pursuant to these arrangements, the Distributor, Timpani or an affiliate may make payments to Financial Intermediaries for services provided to clients who hold shares of the Fund through omnibus accounts.  In some circumstances, the Fund may directly pay the intermediary for performing transfer agent and related services, provided that the aggregate fee does not exceed what the Fund would pay the Transfer Agent if the intermediary’s clients were direct shareholders of the Fund.  In addition, the Distributor, Timpani or an affiliate may pay additional compensation to certain Financial Intermediaries.  Under these arrangements, the Distributor, Timpani or an affiliate may make payments from their own resources, and not as an additional charge to the Fund, to a Financial Intermediary to compensate it for distribution and marketing services, including the opportunity to distribute the Fund.  For example, the Distributor, Timpani or an affiliate may compensate Financial Intermediaries for providing the Fund with “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the Fund on preferred or recommended sales lists, mutual fund “supermarket” platforms, other formal sales programs and other forms of marketing support.  The amount of these payments is determined from time to time by the Distributor, Timpani or an affiliate and may differ among such Financial Intermediaries based upon one or more of the following factors:  gross sales, current assets, the number of accounts of the Fund held by the Financial Intermediaries or other factors agreed to by the parties.  These payments are in addition to any distribution or service fees payable under the 12b-1 Plan or shareholder servicing arrangement as noted above.  The receipt of (or prospect of receiving) such compensation may provide the intermediary and its salespersons with an incentive to favor sales of Fund shares, or a particular class of those shares, over other investment alternatives.  You may wish to consider whether such arrangements exist when evaluating recommendations from an intermediary.

EXCHANGE PRIVILEGE

You may exchange all or a portion of your investment between classes or from one Frontegra Fund to another at any time by written request, if you meet the minimum investment requirements for the class and Fund into which you would like to exchange, and if the class and Fund are open to new investors.  The value of the shares to be exchanged and the price of the shares being purchased will be the NAV next determined after receipt of instructions for exchange in proper form.  An exchange between classes or from one Fund to another is treated, for federal income tax purposes, as a sale of the shares to be exchanged at their NAV and a subsequent use of the sales proceeds to purchase the replacement shares, and will result in the realization of a capital gain or loss determined by reference to your adjusted basis in the shares to be exchanged and the NAV of those shares on the date of the exchange.  Exchanges are not tax-free.

Exchange requests should be directed to: Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For written exchange requests sent via overnight delivery, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  Exchange requests may be subject to limitations under the Market Timing Policy to ensure that the exchanges do not disadvantage the Fund or its shareholders.  The Company reserves the right to modify or terminate the exchange privilege upon 60 days’ written notice to each shareholder prior to the modification or termination taking effect.

VALUATION OF FUND SHARES

Shares of each class of the Fund are sold at their NAV.  The NAV for each class of the Fund is calculated using the market value of the Fund’s investments and is determined as of the close of trading (generally 4:00 p.m. Eastern Time) on each day the NYSE is open for business.  The Fund does not determine NAV on days the NYSE is closed.  The NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The price at which a purchase order or redemption request is effected is based on the next calculation of NAV after we receive your transaction request in good order.

In determining the Fund’s NAV, each equity security traded on a securities exchange, including NASDAQ, is valued at the closing price on the exchange on which the security is principally traded.  Exchange-traded securities for which there were no transactions on a given day are valued at the most recent bid price.  Securities not listed on a securities exchange are valued at the most recent sale price.  Short-term investments maturing within 60 days are valued at amortized cost, which approximates fair value.

Any securities or other assets for which market valuations are not readily available or are unreliable are valued at fair value as determined by Timpani in good faith and in accordance with procedures approved by the Fund’s Board of Directors.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from the quoted or published price for the same security.  The Fund may use fair value pricing if, for example, trading in a particular security is halted and does not resume before the Fund calculates its NAV or the exchange on which a security is traded closes early.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security.

DISTRIBUTIONS AND FEDERAL INCOME TAX TREATMENT

As with any investment, you should consider how your investment in the Fund will be taxed.  If your account is not a retirement account or other tax-advantaged savings plan (or you are not otherwise exempt from income tax), you should be aware of the following federal income tax implications.

Taxes on Distributions.  The Fund intends to distribute substantially all of its investment company taxable income and net capital gain, if any, to shareholders at least annually.  For federal income tax purposes, distributions from the Fund’s investment company taxable income (which includes dividends, interest, the excess of any net short-term capital gains over net long-term capital loss, and net gains from foreign currency transactions), if any, generally will be taxable to you as ordinary income whether reinvested in additional Fund shares or received in cash, unless such distributions are attributable to and designated by the Fund as “qualified dividend income” (as defined in the Internal Revenue Code of 1986, as amended).  “Qualified dividends” are currently eligible for the reduced rate of tax on long-term capital gains.  Currently, the maximum rate applicable to long-term capital gains, and thus, to qualified dividend income, is set at 15%.

If the Fund designates distributions of net capital gains (the excess of net long-term capital gains over short-term capital losses) as “capital gain distributions,” then such distributions will be taxable as long-term capital gains whether reinvested in additional Fund shares or received in cash and regardless of the length of time you have owned your shares.  The Fund will inform shareholders of the source and tax status of all distributions after the close of each calendar year.

When the Fund makes a distribution, the Fund’s NAV decreases by the amount of the payment.  If you purchase shares shortly before a distribution, you will, nonetheless, be subject to income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same.  The Fund expects that, because of its investment objective, its distributions will consist primarily of capital gain.  All distributions will automatically be reinvested in shares of the Fund at the then prevailing NAV unless you specifically request that either distributions of investment company taxable income or net capital gains or both be paid in cash.  If you elect to receive distributions in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current NAV, and to reinvest all subsequent distributions.

The election to receive distributions in cash or reinvest them may be changed by writing to:  Frontegra Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  For overnight deliveries, please use 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202-5207.  Such notice must be received at least five business days prior to the record date of any distribution.

Taxes on Sales, Redemptions and Exchanges.  Your sale or redemption of Fund shares will generally result in a taxable capital gain or loss to you, depending on whether the sale or redemption proceeds, including in kind proceeds, are more or less than your adjusted basis in the sold or redeemed shares (generally, the amount you paid for the shares).  Generally, the capital gain or loss will be long-term if you have held your Fund shares for more than one year and short-term if you have held your Fund shares for one year or less.  Any capital loss arising from the sale or redemption of Fund shares held for six months or less, however, is treated as a long-term capital loss to the extent of any amounts treated as distributions of net long-term capital gain received on such shares.  As discussed above under “Exchange Privilege,” an exchange of Fund shares for shares in any other Frontegra Fund generally will have similar tax consequences to a redemption of Fund shares.

Withholding.  Except in cases of certain exempt shareholders, including most corporations, if you do not furnish the Fund with your correct Social Security Number or Taxpayer Identification Number and/or the Fund receives notification from the Internal Revenue Service requiring back-up withholding, the Fund is required by federal law to withhold federal income tax from your distributions and redemption proceeds, currently at a rate of 28% for U.S. residents.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you.  There may be other federal, state or local tax considerations applicable to a particular investor.  You are urged to consult your own tax adviser.

Please see the SAI for more information about taxes.

DIRECTORS	TRANSFER AGENT

William D. Forsyth III	U.S. Bancorp Fund Services, LLC
David L. Heald	For overnight deliveries, use:
James M. Snyder	Frontegra Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
OFFICERS	615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202-5207
William D. Forsyth III
Elyce D. Dilworth	For regular mail deliveries, use:
Frontegra Funds, Inc.
INVESTMENT ADVISER	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Timpani Capital Management LLC	Milwaukee, Wisconsin 53201-0701
Two Park Plaza
10850 West Park Place, Suite 1020	INDEPENDENT REGISTERED PUBLIC
Milwaukee, Wisconsin 53224	ACCOUNTING FIRM

CUSTODIAN	Ernst & Young LLP
155 N. Wacker Drive
U.S. Bank, N.A.	Chicago, Illinois 60606
1555 N. River Center Drive, Suite 302
Milwaukee, Wisconsin 53212	LEGAL COUNSEL

DISTRIBUTOR	Godfrey & Kahn, S.C.
780 N. Water Street
Frontegra Strategies, LLC	Milwaukee, Wisconsin 53202
400 Skokie Boulevard, Suite 500
Northbrook, Illinois 60062

Additional information regarding the Company and the Fund is included in the SAI which has been filed with the SEC.  The SAI is incorporated into this Prospectus by reference and therefore is legally part of this Prospectus.  Further information about the Fund’s investments will be available in the Company’s annual and semi-annual reports to shareholders.  The Company’s annual report will provide a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.  You may receive the SAI, annual report and semi-annual report free of charge, request other information about the Fund and make general inquiries by contacting the Company at the address below or by calling, toll-free, 1-888-825-2100.  The SAI and the annual and semi-annual reports are also available, free of charge, on the Company’s website at http://www.frontegra.com.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Please call the SEC at 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are also available on the EDGAR database on the SEC’s Internet site located at http://www.sec.gov.  Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request to the following e-mail address:  publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Frontegra Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701, Milwaukee, Wisconsin 53201-0701

The Company’s 1940 Act File Number is 811-7685.

FRONTEGRA FUNDS, INC.

Supplement to Statement of Additional Information Dated October 31, 2010

Frontegra Timpani Small Cap Growth Fund

Institutional Class Shares (FTSGX)

Class Y Shares (FTSYX)

The Statement of Additional Information (“SAI”) dated October 31, 2010 is revised as follows:

Cover Page

With respect to the Frontegra Timpani Small Cap Growth Fund, the Statement of Additional Information should be read in conjunction with the Prospectus of the Frontegra Timpani Small Cap Growth Fund dated March 23, 2011.

Investment Advisers and Subadvisers

The fourth paragraph under the subsection entitled “Investment Advisers and Subadvisers – Timpani Capital Management LLC” is replaced with the following:

Pursuant to an expense cap agreement between Timpani and the Company, on behalf of the Timpani Small Cap Growth Fund, Timpani contractually agreed to waive its management fee and/or reimburse the Fund to ensure that the total operating expenses for the Fund do not exceed 1.50 % of the Fund’s average daily net assets for Class Y shares and 1.10 % of the Fund’s average daily net assets for Institutional Class shares.  The expense cap agreement will continue in effect until October 31, 2012 with successive renewal terms of one year unless terminated by Timpani or the Company prior to any such renewal.

This supplement should be retained with the SAI for future reference.

The date of this Supplement is March 23, 2011.

PART C

OTHER INFORMATION

Item 28.

Exhibits

See “Exhibit Index.”

Item 29.

Persons Controlled by or under Common Control with Registrant

Registrant neither controls any person nor is under common control with any other person.

Item 30.

Indemnification

Article VI of Registrant’s By-Laws provides as follows:

ARTICLE VI INDEMNIFICATION

The Corporation shall indemnify (a) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by (i) Maryland law now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) the Investment Company Act of 1940, as amended, and (b) other employees and agents to such extent as shall be authorized by the Board of Directors and be permitted by law.  The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled.  The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law.”

The Registrant’s directors and officers are insured under a policy of insurance against certain liabilities that might be imposed as a result of actions, suit or proceedings to which they are parties by reason of being or having been such directors or officers.

Item 31.

Business and Other Connections of Investment Adviser

Timpani Capital Management LLC (“Timpani”) serves as the investment adviser with respect to the Registrant’s Frontegra Timpani Small Cap Growth Fund.  Timpani is a registered investment adviser. The business and other connections of Timpani, as well as the names and titles of the executive officers and directors of Timpani, are further described in Timpani’s Form ADV as filed with the SEC.

To the best of Registrant’s knowledge, none of the directors or executive officers of Timpani is has been engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted in the “Directors and Officers” and “Investment Adviser and Subadviser” sections of the Registrant’s Statement of Additional Information, which are incorporated herein by reference.

Item 32.

Principal Underwriters

(a)

The Registrant’s principal underwriter, Frontegra Strategies, LLC, also serves as the principal underwriter for IronBridge Funds, Inc.

(b)

Set forth below is certain information pertaining to the directors and officers of Frontegra Strategies, LLC, the Registrant’s principal underwriter:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER	POSITIONS AND OFFICES WITH FUND

William D. Forsyth III 400 Skokie Boulevard, Suite 500 Northbrook, Illinois 60062	President and General Securities Principal	President, Secretary and Director

Elyce D. Dilworth 400 Skokie Boulevard, Suite 500 Northbrook, Illinois 60062	General Securities Principal, Chief Compliance Officer and Anti-Money Laundering Compliance Officer	Chief Compliance Officer, Assistant Secretary, Treasurer, Anti-Money Laundering Compliance Officer

(c)

None

Item 33.

Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules under that section, are maintained in the following locations:

Records Relating to:	Are Located at:

Registrant’s Investment Adviser to Frontegra Timpani Small Cap Growth Fund	Timpani Capital Management LLC Two Park Plaza 10850 West Park Place, Suite 1020 Milwaukee, Wisconsin 53224

Registrant’s Custodian	U.S. Bank, N.A. 1555 N. River Center Drive, Suite 302 Milwaukee, Wisconsin 53212

Registrant’s Transfer Agent, Administrator and Fund Accountant	U.S. Bancorp Fund Services LLC 615 E. Michigan Street Milwaukee, Wisconsin 53202

Item 34.

Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.

Undertakings

Not applicable.

C-2

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Northbrook and State of Illinois on the 22nd day of March, 2011.

FRONTEGRA FUNDS, INC. (Registrant)

By:

/s/ William D. Forsyth III

William D. Forsyth III

President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ William D. Forsyth III William D. Forsyth III	President, Secretary and a Director (principal executive officer)	March 22, 2011

/s/ Elyce D. Dilworth Elyce D. Dilworth	Chief Compliance Officer, Treasurer, Assistant Secretary and Anti-Money Laundering Compliance Officer (principal financial officer)	March 22, 2011

David L. Heald	Director*

James M. Snyder	Director*

*By: /s/ William D. Forsyth III William D. Forsyth III President Attorney-in-fact pursuant to Power of Attorney filed on May 24, 2007, Post-Effective Amendment No. 29.

C-3

EXHIBIT INDEX

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith
(a.1)	Registrant’s Articles of Incorporation	Filed July 1, 1996, Form N-1A
(a.2)	Articles Supplementary to the Registrant’s Articles of Incorporation dated January 31, 2001	Filed January 31, 2001, Post-Effective Amendment No. 12
(a.3)	Articles Supplementary to the Registrant’s Articles of Incorporation dated August 19, 2002	Filed August 29, 2002, Post-Effective Amendment No. 15
(a.4)	Articles Supplementary to the Registrant’s Articles of Incorporation dated October 7, 2003	Filed October 22, 2003, Post-Effective Amendment No. 18
(a.5)	Articles of Amendment dated October 28, 2003	Filed October 22, 2003, Post-Effective Amendment No. 18
(a.6)	Articles Supplementary to the Registrant’s Articles of Incorporation dated June 21, 2004	Filed June 25, 2004, Post-Effective Amendment No. 20
(a.7)	Articles Supplementary to the Registrant’s Articles of Incorporation dated August 22, 2005	Filed August 26, 2005, Post-Effective Amendment No. 23
(a.8)	Articles Supplementary to the Registrant’s Articles of Incorporation dated November 20, 2006	Filed May 16, 2007, Form N-14
(a.9)	Certificate of Correction dated May 17, 2007 to Articles Supplementary to the Registrant’s Articles of Incorporation dated June 23, 2004	Filed August 31, 2007, Post- Effective Amendment No. 34
(a.10)	Certificate of Correction dated May 17, 2007 to Articles Supplementary to the Registrant’s Articles of Incorporation dated November 27, 2006	Filed August 31, 2007, Post- Effective Amendment No. 34
(a.11)	Articles of Amendment dated July 31, 2007	Filed August 13, 2007, Post-Effective Amendment No. 1 to Form N-14
(a.12)	Articles of Amendment dated August 20, 2007	Filed August 31, 2007, Post- Effective Amendment No. 34
(a.13)	Articles Supplementary to the Registrant’s Articles of Incorporation dated August 20, 2007.	Filed August 31, 2007, Post- Effective Amendment No. 34
(a.14)	Articles Supplementary to the Registrant’s Articles of Incorporation dated August 22, 2007	Filed August 31, 2007, Post-Effective Amendment No. 34
(a.15)	Articles Supplementary to the Registrant’s Articles of Incorporation dated July 16, 2008	Filed July 18, 2008, Post-Effective Amendment No. 42
(a.16)	Articles Supplementary to the Registrant’s Articles of Incorporation dated September 11, 2008	Filed October 31, 2008, Post-Effective Amendment No. 44
(a.17)	Articles Supplementary to the Registrant’s Articles of Incorporation dated September 16, 2009	Filed September 17, 2009, Post-Effective Amendment No. 53
(a.18)	Articles Supplementary to the Registrant’s Articles of Incorporation dated September 30, 2009	Filed October 28, 2009, Post-Effective Amendment No. 54
(a.19)	Articles of Amendment dated October 9, 2009	Filed October 28, 2009, Post-Effective Amendment No. 54
(a.20)	Articles of Amendment dated December 15, 2009	Filed December 31, 2009, Post-Effective Amendment No. 57

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith
(a.21)	Articles Supplementary to the Registrant’s Articles of Incorporation dated December 15, 2009	Filed December 31, 2009, Post-Effective Amendment No. 57
(a.22)	Articles Supplementary to the Registrant’s Articles of Incorporation dated June 24, 2010	Filed July 15, 2010, Form N-14
(a.23)	Articles Supplementary to the Registrant’s Articles of Incorporation dated September 13, 2010	Filed September 30, 2010, Post-Effective Amendment No. 65
(a.24)	Articles of Amendment dated October 26, 2010	Filed October 28, 2010, Post-Effective Amendment No. 67
(a.25)	Articles Supplementary to the Registrant’s Articles of Incorporation dated March 7, 2011	Filed March 14, 2011, Form N-14
(b.1)	Registrant’s By Laws	Filed July 1, 1996, Form N-1A
(b.2)	Amendment to Registrant’s By Laws	Filed October 31, 2008, Post-Effective Amendment No. 44
(c)	None
(d.1)	Form of Investment Advisory Agreement	Filed September 26, 2008, Definitive Proxy Statement on Schedule 14A
(d.2)	Form of Exhibit H to Investment Advisory Agreement	Filed September 30, 2010, Post-Effective Amendment No. 65
(d.3)	Form of Exhibit I to Investment Advisory Agreement	Filed October 6, 2010, Post-Effective Amendment No. 66
(d.4)	Form of Subadvisory Agreement between Frontegra Asset Management, Inc. and Mastholm Asset Management, LLC	Filed January 14, 2010 Definitive Proxy Statement on Schedule 14A
(d.5)	Form of Subadvisory Agreement between Frontegra Asset Management, Inc. and Netols Asset Management, Inc.	Filed September 26, 2008, Definitive Proxy Statement on Schedule 14A
(d.6)	Form of Subadvisory Agreement between Frontegra Asset Management, Inc. and Sky Investment Counsel Inc.	Filed October 31, 2008, Post-Effective Amendment No. 44
(d.7)	Investment Advisory Agreement with Timpani Capital Management LLC		X
(d.8)	Expense Cap/Reimbursement Agreement regarding Frontegra Timpani Small Cap Growth Fund		X
(d.9)	Form of Subadvisory Agreement between Frontegra Asset Management, Inc. and Hexam Capital Partners, LLP	Filed September 30, 2010, Post-Effective Amendment No. 42
(d.10)	Form of Subadvisory Agreement between Frontegra Asset Management, Inc. and Phocas Financial Corporation	Filed October 6, 2010, Post-Effective Amendment No. 66
(d.11)	Expense Cap/Reimbursement Agreement regarding Frontegra Phocas Small Cap Value Fund	Filed July 15, 2010, Form N-14
(d.12)	Form of Amended and Restated Expense Cap/Reimbursement Agreement dated November 1, 2010	Filed March 14, 2011, Form N-14
(e)	Distribution Agreement	Filed October 31, 2008, Post-Effective Amendment No. 44
(f)	None

2

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith
(g.1)	Form of Custody Agreement	Filed October 22, 2003, Post-Effective Amendment No. 18
(g.2)	Amendment to Fund Custody Agreement dated August 1, 2007	Filed August 31, 2007, Post-Effective Amendment No. 34
(g.3)	Amended Exhibit C to Fund Custody Agreement	Filed August 27, 2010, Post-Effective Amendment No. 62
(h.1)	Transfer Agent Servicing Agreement	Filed December 17, 1999, Post-Effective Amendment No. 8
(h.2)	Fund Administration Servicing Agreement	Filed December 17, 1999, Post-Effective Amendment No. 8
(h.3)	Fund Accounting Servicing Agreement	Filed December 17, 1999, Post-Effective Amendment No. 8
(h.4)	Amendment to Transfer Agent Servicing Agreement dated August 1, 2007	Filed August 31, 2007, Post-Effective Amendment No. 34
(h.5)	Amendment to Fund Accounting Servicing Agreement dated August 1, 2007	Filed August 31, 2007, Post-Effective Amendment No. 34
(h.6)	Amendment to Fund Administration Servicing Agreement dated August 1, 2007	Filed August 31, 2007, Post-Effective Amendment No. 34
(h.7)	Amendment to Fund Administration Servicing Agreement dated January 1, 2002	Filed August 29, 2002, Post-Effective Amendment No. 15
(h.8)	Amendment to Fund Accounting Servicing Agreement dated January 1, 2002	Filed August 29, 2002, Post-Effective Amendment No. 15
(h.9)	Amendment to Transfer Agent Servicing Agreement dated January 1, 2002	Filed August 29, 2002, Post-Effective Amendment No. 15
(h.10)	Amendment to Transfer Agent Servicing Agreement dated May 20, 2002	Filed October 22, 2003, Post-Effective Amendment No. 18
(h.11)	Amendment to Transfer Agent Servicing Agreement dated July 24, 2002	Filed October 22, 2003, Post-Effective Amendment No. 18
(h.12)	Amendment to Fund Accounting Servicing Agreement dated August 1, 2002	Filed August 31, 2007, Post-Effective Amendment No. 34
(h.13)	Amendment to Fund Administration Servicing Agreement dated August 1, 2007	Filed August 31, 2007, Post-Effective Amendment No. 34
(h.14)	Amended Exhibit A to Fund Accounting Servicing Agreement	Filed August 27, 2010, Post-Effective Amendment No. 62
(h.15)	Amended Exhibit A to Fund Administration Servicing Agreement	Filed August 27, 2010, Post-Effective Amendment No. 62
(h.16)	Amended Exhibit A to Transfer Agent Servicing Agreement	Filed August 27, 2010, Post-Effective Amendment No. 62
(i.1)	Opinion and Consent of Godfrey & Kahn, S.C. dated October 9, 1996	Filed October 11, 1996, Post-Effective Amendment No. 1
(i.2)	Opinion and Consent of Godfrey & Kahn, S.C. dated January 29, 2001	Filed January 31, 2001, Post-Effective Amendment No. 12
(i.3)	Opinion and Consent of Godfrey & Kahn, S.C. dated August 23, 2002	Filed August 29, 2002, Post-Effective Amendment No. 15
(i.4)	Opinion and Consent of Godfrey & Kahn, S.C. dated October 20, 2003	Filed October 22, 2003, Post-Effective Amendment No. 18

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Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith
(i.5)	Opinion and Consent of Godfrey & Kahn, S.C. dated June 23, 2004	Filed June 25, 2004, Post-Effective Amendment No. 20
(i.6)	Opinion and Consent of Godfrey & Kahn, S.C. dated August 25, 2005	Filed August 26, 2005, Post-Effective Amendment No. 23
(i.7)	Opinion and Consent of Godfrey & Kahn, S.C. dated August 31, 2007	Filed August 31, 2007, Post- Effective Amendment No. 34
(i.8)	Opinion and Consent of Godfrey & Kahn, S.C. dated September 4, 2007	Filed September 4, 2007, Post-Effective Amendment No. 35
(i.9)	Opinion and Consent of Godfrey & Kahn, S.C. dated July 18, 2008	Filed July 18, 2008, Post-Effective Amendment No. 42
(i.10)	Consent of Godfrey & Kahn, S.C. dated October 31, 2008	Filed October 31, 2008, Post-Effective Amendment No. 44
(i.11)	Opinion and Consent of Godfrey & Kahn, S.C. dated September 17, 2009	Filed September 17, 2009, Post-Effective Amendment No. 53
(i.12)	Opinion and Consent of Godfrey & Kahn, S.C. dated December 29, 2009	Filed December 31, 2009, Post-Effective Amendment No. 57
(i.13)	Opinion and Consent of Godfrey & Kahn, S.C. dated September 30, 2010	Filed September 30, 2010, Post-Effective Amendment No. 65
(i.14)	Opinion and Consent of Godfrey & Kahn, S.C. dated October 6, 2010	Filed October 6, 2010, Post-Effective Amendment No. 66
(j)	None
(k)	None
(l)	Initial Subscription Agreements	Filed October 11, 1996, Post-Effective Amendment No. 1
(m.1)	Rule 12b-1 Plan	Filed October 31, 2008, Post-Effective Amendment No. 44
(m.2)	Form of Rule 12b-1 Dealer Agreement	Filed October 31, 2008, Post-Effective Amendment No. 44
(n)	Multiple Class Plan	Filed September 30, 2010, Post-Effective Amendment No. 65
(o)	Reserved
(p.1)	Code of Ethics for Access Persons of Frontegra Funds, Inc., Frontegra Asset Management, Inc., Frontegra Strategies, LLC and Timpani Capital Management LLC	Filed August 27, 2010, Post-Effective Amendment No. 62
(p.2)	Code of Ethics of Mastholm Asset Management, LLC	Filed October 28, 2009, Post-Effective Amendment No. 54
(p.3)	Netols Asset Management, Inc. Code of Ethics and Personal Trading Policy	Filed October 28, 2010, Post-Effective Amendment No. 67
(p.4)	Sky Investment Counsel Inc. Code of Ethics	Filed August 31, 2007, Post Effective Amendment No. 34

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Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith
(p.5)	Hexam Capital Partners LLP Code of Ethics	Filed September 30, 2010, Post-Effective Amendment No. 65
(p.6)	Phocas Financial Corporation Code of Ethics	Filed October 6, 2010, Post-Effective Amendment No. 66

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